Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2023				2022
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	94,615	73,442	6,509	174,566	62,469	64,822	6,480	133,771
Financial assets at fair value through the income statement	5,747	193,121	5,368	204,236	5,647	199,370	6,111	211,128
Derivative financial assets	107	252,464	3,540	256,111	10,054	287,749	5,173	302,976
Financial assets at fair value through other comprehensive income	21,079	29,568	776	51,423	15,029	30,051	4	45,084
Investment property	—	—	2	2	—	—	5	5
Total assets	121,548	548,595	16,195	686,338	93,199	581,992	17,773	692,964

Trading portfolio liabilities	(28,380)	(29,013)	(368)	(57,761)	(43,679)	(28,725)	(56)	(72,460)
Financial liabilities designated at fair value	(117)	(297,244)	(1,212)	(298,573)	(133)	(270,880)	(1,042)	(272,055)
Derivative financial liabilities	(81)	(245,146)	(4,653)	(249,880)	(10,823)	(272,020)	(6,363)	(289,206)
Total liabilities	(28,578)	(571,403)	(6,233)	(606,214)	(54,635)	(571,625)	(7,461)	(633,721)

Disclosure of analysis of movements in Level 3 assets	The following table shows Barclays Bank PLC’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy)
and balance sheet classification:
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2023		2022
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	2,211	(1,701)	2,361	(2,858)
Foreign exchange derivatives	111	(91)	1,513	(1,474)
Credit derivatives	241	(820)	290	(603)
Equity derivatives	977	(2,041)	1,009	(1,428)
Corporate debt	1,568	(352)	1,677	(49)
Reverse repurchase and repurchase agreements	209	(517)	37	(434)
Loans	8,986	—	9,390	—
Private equity investments	145	—	140	—
Other[a]	1,747	(711)	1,356	(615)
Total	16,195	(6,233)	17,773	(7,461)
Note
aOther includes funds and fund-linked products, issued debt, Government and Government sponsored debt, asset backed securities, equities cash products and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	595	352	(146)	—	(220)	76	—	—	56	(34)	679
Loans	4,837	1,425	(1,734)	—	(382)	(34)	—	—	384	(27)	4,469
Other	1,048	1,617	(1,143)	—	—	(31)	—	—	619	(749)	1,361
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509

Corporate debt	1,082	39	(145)	—	—	10	(8)	—	—	(89)	889
Loans	4,553	3,630	(3,263)	—	(1,017)	36	(14)	—	213	(154)	3,984
Private equity investments	140	8	(2)	—	(6)	(8)	13	—	—	—	145
Reverse repurchase and repurchase agreements	37	166	—	—	—	6	—	—	—	—	209
Other	299	34	(1)	—	(61)	(18)	(5)	—	26	(133)	141
Financial assets at fair value through the income statement	6,111	3,877	(3,411)	—	(1,084)	26	(14)	—	239	(376)	5,368

Loans	—	533	—	—	—	—	—	—	—	—	533
Other	4	200	—	—	(3)	—	—	—	42	—	243
Assets at fair value through other comprehensive income	4	733	—	—	(3)	—	—	—	42	—	776

Investment property	5	—	(4)	—	—	—	1	—	—	—	2

Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)

Financial liabilities designated at fair value	(1,042)	(38)	—	(403)	—	(38)	(3)	—	(147)	459	(1,212)

Interest rate derivatives	(497)	131	(31)	—	58	87	—	—	326	436	510
Foreign exchange derivatives	39	—	—	—	37	(15)	—	—	11	(52)	20
Credit derivatives	(313)	(351)	56	—	(15)	(2)	—	—	51	(5)	(579)
Equity derivatives	(419)	(419)	(1)	—	3	(162)	—	—	—	(66)	(1,064)
Net derivative financial instruments[a]	(1,190)	(639)	24	—	83	(92)	—	—	388	313	(1,113)

Total	10,312	6,960	(6,369)	(403)	(1,606)	(93)	(16)	—	1,581	(404)	9,962

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	392	(182)	—	(18)	(39)	—	—	87	(34)	595
Loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	667	(412)	—	(298)	(43)	—	—	275	(275)	1,048
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Corporate debt	818	405	—	—	(189)	48	—	—	—	—	1,082
Loans	4,947	8,689	(7,559)	—	(1,201)	(333)	—	—	49	(39)	4,553
Private equity investments	148	35	(59)	—	(3)	7	12	—	—	—	140
Reverse repurchase and repurchase agreements	13	—	—	—	—	24	—	—	—	—	37
Other	153	128	—	—	(1)	—	2	—	17	—	299
Financial assets at fair value through the income statement	6,079	9,257	(7,618)	—	(1,394)	(254)	14	—	66	(39)	6,111

Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(2)	—	—	4

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(404)	(285)	—	(98)	82	70	1	—	(448)	40	(1,042)

Interest rate derivatives	(260)	(217)	—	—	54	(467)	—	—	431	(38)	(497)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	332	307	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(434)	(2)	—	437	(110)	—	—	431	537	(1,190)

Total	5,925	16,583	(10,842)	(98)	(1,242)	(631)	14	(2)	394	211	10,312
Notes
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £3,540m (2022: £5,173m) and derivative financial liabilities are £4,653m (2022: £6,363m).
bTrading income represents gains and (losses) on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of analysis of movements in Level 3 liabilities	The following table shows Barclays Bank PLC’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy)
and balance sheet classification:
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2023		2022
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	2,211	(1,701)	2,361	(2,858)
Foreign exchange derivatives	111	(91)	1,513	(1,474)
Credit derivatives	241	(820)	290	(603)
Equity derivatives	977	(2,041)	1,009	(1,428)
Corporate debt	1,568	(352)	1,677	(49)
Reverse repurchase and repurchase agreements	209	(517)	37	(434)
Loans	8,986	—	9,390	—
Private equity investments	145	—	140	—
Other[a]	1,747	(711)	1,356	(615)
Total	16,195	(6,233)	17,773	(7,461)
Note
aOther includes funds and fund-linked products, issued debt, Government and Government sponsored debt, asset backed securities, equities cash products and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	595	352	(146)	—	(220)	76	—	—	56	(34)	679
Loans	4,837	1,425	(1,734)	—	(382)	(34)	—	—	384	(27)	4,469
Other	1,048	1,617	(1,143)	—	—	(31)	—	—	619	(749)	1,361
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509

Corporate debt	1,082	39	(145)	—	—	10	(8)	—	—	(89)	889
Loans	4,553	3,630	(3,263)	—	(1,017)	36	(14)	—	213	(154)	3,984
Private equity investments	140	8	(2)	—	(6)	(8)	13	—	—	—	145
Reverse repurchase and repurchase agreements	37	166	—	—	—	6	—	—	—	—	209
Other	299	34	(1)	—	(61)	(18)	(5)	—	26	(133)	141
Financial assets at fair value through the income statement	6,111	3,877	(3,411)	—	(1,084)	26	(14)	—	239	(376)	5,368

Loans	—	533	—	—	—	—	—	—	—	—	533
Other	4	200	—	—	(3)	—	—	—	42	—	243
Assets at fair value through other comprehensive income	4	733	—	—	(3)	—	—	—	42	—	776

Investment property	5	—	(4)	—	—	—	1	—	—	—	2

Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)

Financial liabilities designated at fair value	(1,042)	(38)	—	(403)	—	(38)	(3)	—	(147)	459	(1,212)

Interest rate derivatives	(497)	131	(31)	—	58	87	—	—	326	436	510
Foreign exchange derivatives	39	—	—	—	37	(15)	—	—	11	(52)	20
Credit derivatives	(313)	(351)	56	—	(15)	(2)	—	—	51	(5)	(579)
Equity derivatives	(419)	(419)	(1)	—	3	(162)	—	—	—	(66)	(1,064)
Net derivative financial instruments[a]	(1,190)	(639)	24	—	83	(92)	—	—	388	313	(1,113)

Total	10,312	6,960	(6,369)	(403)	(1,606)	(93)	(16)	—	1,581	(404)	9,962

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	392	(182)	—	(18)	(39)	—	—	87	(34)	595
Loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	667	(412)	—	(298)	(43)	—	—	275	(275)	1,048
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Corporate debt	818	405	—	—	(189)	48	—	—	—	—	1,082
Loans	4,947	8,689	(7,559)	—	(1,201)	(333)	—	—	49	(39)	4,553
Private equity investments	148	35	(59)	—	(3)	7	12	—	—	—	140
Reverse repurchase and repurchase agreements	13	—	—	—	—	24	—	—	—	—	37
Other	153	128	—	—	(1)	—	2	—	17	—	299
Financial assets at fair value through the income statement	6,079	9,257	(7,618)	—	(1,394)	(254)	14	—	66	(39)	6,111

Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(2)	—	—	4

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(404)	(285)	—	(98)	82	70	1	—	(448)	40	(1,042)

Interest rate derivatives	(260)	(217)	—	—	54	(467)	—	—	431	(38)	(497)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	332	307	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(434)	(2)	—	437	(110)	—	—	431	537	(1,190)

Total	5,925	16,583	(10,842)	(98)	(1,242)	(631)	14	(2)	394	211	10,312
Notes
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £3,540m (2022: £5,173m) and derivative financial liabilities are £4,653m (2022: £6,363m).
bTrading income represents gains and (losses) on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2023				2022
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
Barclays Bank Group	Trading income[a]	Other income		Total	Trading income[a]	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10	—	—	10	(290)	—	—	(290)
Financial assets at fair value through the income statement	28	1	—	29	(152)	9	—	(143)
Fair value through other comprehensive income	—	—	—	—	—	—	—	—
Investment property	—	1	—	1	—	(1)	—	(1)
Trading portfolio liabilities	—	—	—	—	8	—	—	8
Financial liabilities designated at fair value	(38)	(3)	—	(41)	55	—	—	55
Net derivative financial instruments	(107)	—	—	(107)	(80)	—	—	(80)
Total	(107)	(1)	—	(108)	(459)	8	—	(451)

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2023		2022
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	4	7	3	5%
		Credit spread	15	1,672	17	2,159	bps
		Yield	1	7	(3)	56%
		Growth curve	(1)	2	—	—%
	Correlation Model	Inflation forwards	—	—	(20)	(13)%
	Option model	Inflation volatility	66	257	49	315	bps vol
		Interest rate volatility	26	515	36	430	bps vol
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	(20)	98	12	99%
Credit derivatives	Discounted cash flows	Credit spread	1	765	3	2,943	bps
	Comparable pricing	Price	46	99	79	92	points
Equity derivatives	Option model	Equity volatility	5	138	3	140%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(238)	110	(205)	634	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	41	802	51	801	bps
		Credit spread	186	870	200	426	bps
		Yield	7	18	5	34%
	Comparable pricing	Price	0	287	0	101	points
Corporate debt	Comparable pricing	Price	0	352	0	232	points
	Discounted cash flows	Loan spread	—	—	229	834	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	385	468	321	502	bps
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 29bps- 1,672bps (2022: 17bps- 2,159bps).

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2023		2022
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	4	7	3	5%
		Credit spread	15	1,672	17	2,159	bps
		Yield	1	7	(3)	56%
		Growth curve	(1)	2	—	—%
	Correlation Model	Inflation forwards	—	—	(20)	(13)%
	Option model	Inflation volatility	66	257	49	315	bps vol
		Interest rate volatility	26	515	36	430	bps vol
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	(20)	98	12	99%
Credit derivatives	Discounted cash flows	Credit spread	1	765	3	2,943	bps
	Comparable pricing	Price	46	99	79	92	points
Equity derivatives	Option model	Equity volatility	5	138	3	140%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(238)	110	(205)	634	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	41	802	51	801	bps
		Credit spread	186	870	200	426	bps
		Yield	7	18	5	34%
	Comparable pricing	Price	0	287	0	101	points
Corporate debt	Comparable pricing	Price	0	352	0	232	points
	Discounted cash flows	Loan spread	—	—	229	834	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	385	468	321	502	bps
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 29bps- 1,672bps (2022: 17bps- 2,159bps).

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets	In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2023				2022
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	78	—	(158)	—	119	—	(155)	—
Foreign exchange derivatives	4	—	(9)	—	16	—	(22)	—
Credit derivatives	27	—	(32)	—	79	—	(71)	—
Equity derivatives	142	—	(226)	—	161	—	(168)	—
Corporate debt	34	—	(22)	—	45	—	(27)	—
Loans	545	2	(763)	(2)	267	—	(481)	—
Private equity investments	9	—	(9)	—	10	—	(10)	—
Other[a]	126	1	(118)	(1)	30	—	(33)	—
Total	965	3	(1,337)	(3)	727	—	(967)	—
Note
aOther includes equity cash products, funds and fund-linked products, Government and Government sponsored debt and asset backed securities.

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities	In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2023				2022
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	78	—	(158)	—	119	—	(155)	—
Foreign exchange derivatives	4	—	(9)	—	16	—	(22)	—
Credit derivatives	27	—	(32)	—	79	—	(71)	—
Equity derivatives	142	—	(226)	—	161	—	(168)	—
Corporate debt	34	—	(22)	—	45	—	(27)	—
Loans	545	2	(763)	(2)	267	—	(481)	—
Private equity investments	9	—	(9)	—	10	—	(10)	—
Other[a]	126	1	(118)	(1)	30	—	(33)	—
Total	965	3	(1,337)	(3)	727	—	(967)	—
Note
aOther includes equity cash products, funds and fund-linked products, Government and Government sponsored debt and asset backed securities.

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2023	2022
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(558)	(566)
Uncollateralised derivative funding	(4)	(11)
Derivative credit valuation adjustments	(209)	(319)
Derivative debit valuation adjustments	144	208

Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value	The following table summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and Barclays Bank
PLC's balance sheet disaggregated by balance sheet classification:

Barclays Bank Group	2023					2022

	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	39,046	37,807	13,976	21,384	2,447	27,303	26,702	9,143	16,284	1,275
Loans and advances at amortised cost	146,201	147,323	5,766	73,231	68,326	155,204	155,025	5,067	70,275	79,683
Reverse repurchase agreements and other similar secured lending	1,103	1,103	—	1,103	—	725	725	—	725	—
Assets included in disposal groups classified as held for sale	3,855	3,855	—	3,855	—	—	—	—	—	—

Financial liabilities
Deposits at amortised cost	(301,798)	(301,851)	(166,087)	(135,461)	(303)	(291,579)	(291,552)	(176,959)	(114,267)	(326)
Repurchase agreements and other similar secured borrowing	(28,554)	(28,554)	—	(28,554)	—	(11,965)	(11,966)	—	(11,966)	—
Debt securities in issue	(45,653)	(45,557)	—	(44,595)	(962)	(60,012)	(59,895)	—	(57,954)	(1,941)
Subordinated liabilities	(35,903)	(37,295)	—	(37,100)	(195)	(38,253)	(38,686)	—	(38,465)	(220)
Liabilities included in disposal groups classified as held for sale	(3,078)	(3,078)	—	(3,078)	—	—	—	—	—	—